UNITED STATES OF AMERICA
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  12/31/00

Check here if Amendment [ ]; Amendment Number: ___
  This Amendment (Check only one.): [ ] is a restatement.
  							 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Bramwell Capital Management, Inc.
Address:	745 Fifth Avenue, 16th Floor
		New York, NY 10051

Form 13 F File Number:  28-5934

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Mary F. McCollum__________________________
Title:	Executive Vice President__________________
Phone:	212-308-1296______________________________
Signature, Place, and Date of Signing:

	_Mary F. McCollum		  ___New York, New York 	 __08/11/00_
	      [Signature]	           [City, State]		  [Date]

Report Type (Check only one.):

[ ]	13F HOLDINGS REPORT
[ ]	13F NOTICE.
[X]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

28-5114 Davis Selected Advisors, LP

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		NONE

Form 13F Information Table Entry Total: 	71

Form 13F Table Value Total:			537,816




                                                                   FORM 13F
INFORMATION TABLE
                                                   VALUE  SHARES/
SH/PUT/INVSTMT  OTHER          VOTING AUTHORITY
      NAME OF ISSUER      TITLE OF CLASS  CUSIP    X1000  PRN AMT
PRNCALLDSCRETN MANAGERS  SOLE  SHARED  NONE

Agency.com                     COM      008447104      174  45,000SH       SOLE
40,000        5,000
Alcoa Inc                      COM      013817101    5,507 164,400SH       SOLE
105,000       59,400
America Online Inc             COM      02364J104    1,636  47,000SH       SOLE
14,600       32,400
American Express Co            COM      025816109    8,081 147,100SH       SOLE
92,500       54,600
American Intl Group            COM      026874107    3,573  36,254SH       SOLE
10,537       25,717
Amgen Inc.                     COM      031162100    7,909 123,700SH       SOLE
80,300       43,400
Analog Devices Inc             COM      032654105    6,393 124,900SH       SOLE
82,500       42,400
Applied Materials Inc          COM      038222105    2,215  58,000SH       SOLE
20,500       37,500
Ariba Inc.                     COM      04033V104    4,054  75,600SH       SOLE
43,100       32,500
Automatic Data Proc Inc        COM      053015103   15,955 252,000SH       SOLE
155,800       96,200
Bank New York Inc.             COM      064057102   12,776 231,500SH       SOLE
144,800       86,700
Blackrock, Inc.                COM      09247X101    3,751  89,300SH       SOLE
53,700       35,600
Calpine Corp.                  COM      131347106   10,455 232,000SH       SOLE
145,600       86,400
Cardinal Health, Inc.          COM      14149Y108   19,006 190,780SH       SOLE
113,800       76,980
Charles Schwab Corp            COM      808513105    5,625 198,225SH       SOLE
134,100       64,125
Cheesecake Factory             COM      163072101    1,055  27,500SH       SOLE
23,500        4,000
Cisco Systems Inc              COM      17275R102    5,428 141,900SH       SOLE
75,900       66,000
Citigroup                      COM      172967101   12,405 242,929SH       SOLE
151,065       91,864
Clear Channel Comms            COM      184502102       91   1,880SH       SOLE
1,880            0
Colgate-Palmolive Co           COM      194162103    7,546 116,900SH       SOLE
73,900       43,000
Computer Sciences Corp         COM      205363104   20,384 339,028SH       SOLE
209,458       129,570
Costco Wholesale Corp          COM      22160K105    2,935  73,500SH       SOLE
36,000       37,500
DST Systems Inc                COM      233326107   18,519 276,400SH       SOLE
167,000       109,400
Diamond Offshore Drilling      COM      25271C102    5,748 143,700SH       SOLE
90,200       53,500
EMC Corp                       COM      268648102    9,051 136,100SH       SOLE
83,100       53,000
El Paso Energy Corp            COM      283905107    7,700 107,500SH       SOLE
62,700       44,800
Electronic Data Sys Corp       COM      285661104    8,466 146,600SH       SOLE
85,000       61,600
Emerson Electric Co            COM      291011104   12,618 160,100SH       SOLE
93,100       67,000
Enron Corp.                    COM      293561106   10,000 120,300SH       SOLE
70,400       49,900
Genentech, Inc.                COM      368710406   11,655 143,000SH       SOLE
82,800       60,200
General Electric Co            COM      369604103   22,281 464,800SH       SOLE
282,500       182,300
Grupo Televisa                 ADS      40049J206    3,851  85,700SH       SOLE
38,700       47,000
Home Depot Inc                 COM      437076102   15,020 328,750SH       SOLE
220,900       107,850
Human Genome Sciences          COM      444903108    1,712  24,700SH       SOLE
11,900       12,800
Illinois Tool Works Inc.       COM      452308109    4,527  76,000SH       SOLE
52,000       24,000
Intl Business Machines         COM      459200101    4,675  55,000SH       SOLE
28,200       26,800
Johnson & Johnson              COM      478160104    6,451  61,400SH       SOLE
34,600       26,800
Kansas City Southern Inds      COM      485170302    1,759 173,750SH       SOLE
102,800       70,950
Kohl's Corp                    COM      500255104   15,470 253,600SH       SOLE
162,000       91,600
LSI Logic Corp                 COM      502161102    1,637  95,800SH       SOLE
43,000       52,800
Lending Tree Inc               COM      52602Q105       62  30,000SH       SOLE
30,000            0
Linear Technology Corp         COM      535678106    2,437  52,700SH       SOLE
21,500       31,200
Medtronic, Inc.                COM      585055106    5,699  94,400SH       SOLE
55,400       39,000
Mellon Financial Corp.         COM      58551A108    7,963 161,900SH       SOLE
102,500       59,400
Microsoft Corp                 COM      594918104    6,780 156,300SH       SOLE
90,600       65,700
Minnesota Mining & Mfg         COM      604059105   13,261 110,050SH       SOLE
70,200       39,850
Molex Inc                      CL A     608554200   10,386 408,304SH       SOLE
257,713       150,591
Nabors Inds Inc.               COM      629568106   11,150 188,500SH       SOLE
118,000       70,500
National Oilwell Inc.          COM      637071101      503  13,000SH       SOLE
11,500        1,500
Nortel Networks Corp           COM      656568102    2,966  92,500SH       SOLE
47,000       45,500
Northern Trust Co              COM      665859104   10,318 126,500SH       SOLE
84,000       42,500
OM Group Inc                   COM      670872100    6,793 124,350SH       SOLE
82,800       41,550
On Assignment Inc              COM      682159108    7,798 273,600SH       SOLE
204,600       69,000
Outback Steakhouse Inc         COM      689899102      595  23,000SH       SOLE
11,500       11,500
Paychex Inc                    COM      704326107    8,869 182,399SH       SOLE
107,275       75,124
Petroleo Brasileiro            ADS      71654V408    6,850 271,300SH       SOLE
166,700       104,600
Pfizer, Inc.                   COM      717081103   13,713 298,100SH       SOLE
181,300       116,800
Robert Half Intl Inc           COM      770323103    5,732 216,300SH       SOLE
136,100       80,200
Royal Dutch Petr Co            COM      780257804    4,466  73,750SH       SOLE
31,500       42,250
Santa Fe Intl Corp.            COM      G7805C108    8,865 276,500SH       SOLE
171,300       105,200
State Street Boston Corp       COM      857477103    4,434  35,700SH       SOLE
22,700       13,000
Stilwell Financial Inc         COM      860831106    8,085 205,000SH       SOLE
124,100       80,900
Texas Instruments, Inc.        COM      882508104    5,699 120,300SH       SOLE
66,100       54,200
Tiffany & Co.                  COM      886547108   14,361 454,100SH       SOLE
277,400       176,700
Time Warner                    COM      887315109    1,264  24,200SH       SOLE
9,200       15,000
Transocean Sedco Forex Co      COM      G90078109   11,367 247,109SH       SOLE
143,808       103,301
UTStarcom Inc                  COM      918076100    1,026  66,200SH       SOLE
35,300       30,900
Univision Comms Inc            COM      914906102    3,729  91,100SH       SOLE
44,000       47,100
Viacom Inc                     CL B     925524308    5,457 116,736SH       SOLE
61,342       55,394
Wal-Mart Stores, Inc.          COM      931142103    9,759 183,700SH       SOLE
99,800       83,900
Walgreen Company               COM      931422109   19,335 462,420SH       SOLE
335,600       126,820